Changes in and Reclassifications From Accumulated Other Comprehensive Income - AOCI Rollforward (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 1,883	$ 3,185	$ 1,260	$ 2,309
Ending balance	2,309	2,597	1,062	1,260
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	1,281	(1,659)	5
Other comprehensive income (loss) before reclassifications	5	(301)	(121)	(2,518)
Reclassification adjustments	2	(46)	544	412
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(2)	73	(89)	442
Ending balance	5	1,007	(1,325)	(1,659)
Unrealized gain or loss on AFS securities, without an ACL:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	1,282	(2,622)	(16)
Other comprehensive income (loss) before reclassifications	(21)	(301)	310	(3,710)
Reclassification adjustments	2	(47)	544	412
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	3	73	(179)	692
Ending balance	(16)	1,007	(1,947)	(2,622)
Gain related to discount rate for reserve for future policy benefits:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	0	859	(14)
Other comprehensive income (loss) before reclassifications	(18)	0	(268)	1,105
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	4	0	56	(232)
Ending balance	(14)	0	647	859
Gain related to credit risk for market risk benefits:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	0	131	35
Other comprehensive income (loss) before reclassifications	44	0	(168)	121
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(9)	0	35	(25)
Ending balance	35	0	(2)	131
Unrealized gain (loss) on cash flow hedges:
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	(1)	(27)	0
Other comprehensive income (loss) before reclassifications	0	0	5	(34)
Reclassification adjustments	0	1	0	0
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	0	0	(1)	7
Ending balance	$ 0	$ 0	$ (23)	$ (27)